Taxation (Details 8) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Uncertain tax positions
Balance at the beginning of the period	12,161,522	10,517,130
Tax positions related to current year: Additions	2,342,288	798,075	1,481,443
Tax positions related to prior year: Additions	967,577	878,919	9,297,799
Foreign currency translation adjustment	(860,558)	(32,602)	(262,112)
Balance at the end of the period	14,610,829	12,161,522	10,517,130